Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cost of sales [Line Items]
Depreciation and amortization, note 11(h)	$ 187,211	$ 189,620	$ 226,335
OEFA and OSINERGMIN contributions	12,974	11,749	12,832
Cost of sales	813,106	652,613	799,582
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Materials and supplies	698,246	581,658	693,292
Depreciation and amortization, note 11(h)	471,759	451,001	523,512
Labor (a)	425,524	288,104	285,081
Energy	194,982	200,794	228,853
Third parties services	220,920	164,590	181,215
Incremental costs related to COVID-19 pandemic	89,050	95,702
Change in finished goods inventory	(6,129)	10,391	(2,290)
Change in work in process inventory	(16,609)	(49,575)	(23,427)
Depreciation for right-of-use assets (see Note 7 and 10(a))	12,459	11,320	11,488
Variable lease payments, low-value and short-term leases (see Note 10(a))	5,806	7,399	7,069
OEFA and OSINERGMIN contributions	10,334	5,889	6,828
Management Fees	2,352	2,000	2,923
Other costs	46,394	39,982	47,033
Cost of sales	$ 2,155,088	$ 1,809,255	$ 1,961,577